Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and Development Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 5,982	$ 4,811
Selling, Marketing and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 5,982	$ 7,821